Other financial liabilities	12 Months Ended
Dec. 31, 2021
Other Financial Liabilities [Abstract]
Other financial liabilities	Other financial liabilities
The detail of Other financial liabilities in the consolidated balance sheets is as follows:

EUR million
	2021	2020	2019
Trade payables	1,475	1,177	1,279
Clearing houses	650	599	165
Tax collection accounts:
Public Institutions	5,315	4,122	4,122
Factoring accounts payable	275	222	409
Unsettled financial transactions	3,779	5,080	3,693
Lease liabilities (note 2.l)	2,856	3,049	5,108
Other financial liabilities	15,523	12,719	15,459
	29,873	26,968	30,235
Note 50 contains a detail of the residual maturity periods of other financial liabilities at each year-end.
Lease liabilities
The cash outflow of leases in 2021 was EUR 715 million (EUR 789 and EUR 946 million in 2020 and 2019, respectively).
The analysis of the maturities of lease liabilities at December 2021, 2020 and 2019 is shown below:

EUR million
	2021	2020	2019
Maturity Analysis - Discounted payments
Within 1 year	690	594	766
Between 1 and 3 years	933	981	1,254
Between 3 and 5 years	534	637	875
Later than 5 years	699	837	2,213
Total discounted payments at the end of the year	2,856	3,049	5,108
During 2021, 2020 and 2019 there were no significant variable lease payments not included in the valuation of lease liabilities